UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Dreman Concentrated Value Fund

	Shares	Value ($)

Common Stocks 100.1%
Consumer Discretionary 2.9%
Specialty Retail
Home Depot, Inc.	51,300	2,031,480
Consumer Staples 14.0%
Tobacco
Altria Group, Inc.	115,000	9,692,200

Energy 26.1%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	86,300	3,471,849
Apache Corp.	31,200	2,138,136
Chevron Corp.	49,900	3,423,639
ConocoPhillips	75,400	4,932,668
Devon Energy Corp.	31,000	2,037,010
Occidental Petroleum Corp.	45,200	2,087,336

		18,090,638
Financials 27.6%
Commercial Banks 3.9%
Wachovia Corp.	48,900	2,707,593
Diversified Financial Services 3.9%
Bank of America Corp.	52,600	2,675,762
Insurance 6.0%
Chubb Corp.	40,600	2,072,630
Hartford Financial Services Group, Inc.	22,000	2,080,320

		4,152,950
Thrifts & Mortgage Finance 13.8%
Fannie Mae	36,100	2,047,953
Freddie Mac	64,300	4,126,774
Washington Mutual, Inc.	78,600	3,386,088

		9,560,815
Health Care 19.9%
Health Care Providers & Services 8.1%
Aetna, Inc.	48,300	2,138,241
UnitedHealth Group, Inc.	67,000	3,497,400

		5,635,641
Pharmaceuticals 11.8%
Pfizer, Inc.	188,600	4,707,456
Wyeth	70,500	3,448,860

		8,156,316
Industrials 6.0%
Aerospace & Defense 3.0%
Northrop Grumman Corp.	28,700	2,062,095
Industrial Conglomerates 3.0%
General Electric Co.	59,000	2,060,280
Utilities 3.6%
Independent Power Producers & Energy Traders
TXU Corp.	37,200	2,460,780

Total Common Stocks (Cost $65,052,824)		69,286,550
Cash Equivalents 0.6%
Cash Management QP Trust, 5.31% (a) (Cost $414,231)	414,231	414,231

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 65,467,055)	100.7	69,700,781
Other Assets and Liabilities, Net	(0.7)	(456,816)

Net Assets	100.0	69,243,965

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Concentrated Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Concentrated Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007